RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Four senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Group
WuXi Biologics (Shanghai) Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group

b)	The Group had the following related party balances at the end of the year:

	As of December 31,
	2019	2020
	US$	US$
WuXi AppTec Group	739,051	124,704
Four senior management personnel(i)	350,865	—
Peter Luo(i)	338,818	—
WuXi Biologics (Shanghai) Co., Ltd.	4,452	7,692
Total amounts due from related parties	1,433,186	132,396

	As of December 31,
	2019	2020
	US$	US$
WuXi Biologics (Shanghai) Co., Ltd.	1,379,741	2,361,503
WuXi AppTec Group	432,784	173,855
Peter Luo(ii)	83,254	—
Total amounts due to related parties	1,895,779	2,535,358

c)	The Group had the following related party transactions:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Receipt of CRO and CMO services:
WuXi Biologics (Shanghai) Co., Ltd.	6,535,512	3,567,962	7,217,709
WuXi AppTec Group	969,079	2,136,344	2,674,586
	7,504,591	5,704,306	9,892,295
(i)

In October and November 2017, Peter Luo and other four senior management personnel elected to exercise the vested share options that granted under 2015 Plan. As of December 31, 2018, the balance of amounts due from Peter Luo and other four senior management personnel represented the receivables arising from the exercise of share options and related withholding individual income tax amounts. The receivables arising from the exercise of share options were subsequently received in the year ended December 31, 2019. As of December 31, 2019, the balance of amounts due from Peter Luo and other four senior management personnel represented withholding individual income tax amounts.

(ii)	As of December 31, 2019, the balance of amounts due to Peter Luo represented the Group’s receipt of personal subsidy on behalf of Peter Luo, which was subsequently remitted to Peter Luo in May 2020.